John Hancock
Fundamental Equity Income Fund
Quarterly portfolio holdings 6/30/2022

Fund’s investments
As of 6-30-22 (unaudited)
	Shares	Value
Common stocks 98.5%		$4,828,069
(Cost $4,926,926)
Communication services 7.5%		365,460
Interactive media and services 3.6%
Alphabet, Inc., Class A (A)	49	106,784
Meta Platforms, Inc., Class A (A)	413	66,596
Media 3.9%
Comcast Corp., Class A	4,895	192,080
Consumer discretionary 6.8%		332,312
Household durables 3.2%
Lennar Corp., A Shares	2,187	154,337
Internet and direct marketing retail 2.5%
Amazon.com, Inc. (A)	574	60,965
eBay, Inc.	1,520	63,338
Specialty retail 1.1%
The TJX Companies, Inc.	961	53,672
Consumer staples 7.3%		358,631
Beverages 2.0%
Anheuser-Busch InBev SA/NV, ADR	1,802	97,218
Food and staples retailing 2.6%
Walmart, Inc.	1,067	129,726
Household products 2.7%
Reynolds Consumer Products, Inc.	4,829	131,687
Energy 8.0%		392,982
Oil, gas and consumable fuels 8.0%
Cheniere Energy, Inc.	572	76,093
Kinder Morgan, Inc.	7,724	129,454
Suncor Energy, Inc.	3,996	140,140
Valero Energy Corp.	445	47,295
Financials 21.9%		1,072,039
Banks 7.5%
Citigroup, Inc.	4,076	187,455
JPMorgan Chase & Co.	816	91,890
Wells Fargo & Company	2,174	85,156
Capital markets 14.4%
KKR & Company, Inc.	3,301	152,803
Morgan Stanley	2,259	171,820
Nasdaq, Inc.	474	72,304
State Street Corp.	2,798	172,497
The Goldman Sachs Group, Inc.	465	138,114
Health care 13.6%		669,384
Biotechnology 2.9%
Amgen, Inc.	224	54,499
Gilead Sciences, Inc.	1,392	86,040
Health care providers and services 1.7%
UnitedHealth Group, Inc.	168	86,290
Pharmaceuticals 9.0%
Bristol-Myers Squibb Company	1,219	93,863
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
GSK PLC, ADR	3,832	$166,807
Merck & Company, Inc.	582	53,061
Novartis AG, ADR	1,524	128,824
Industrials 7.9%		387,508
Aerospace and defense 2.5%
Lockheed Martin Corp.	131	56,325
Raytheon Technologies Corp.	711	68,334
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	508	92,730
Machinery 1.5%
Parker-Hannifin Corp.	297	73,077
Road and rail 2.0%
Union Pacific Corp.	455	97,042
Information technology 15.0%		736,534
IT services 1.8%
Visa, Inc., Class A	442	87,025
Semiconductors and semiconductor equipment 7.2%
Analog Devices, Inc.	597	87,216
Broadcom, Inc.	281	136,513
Texas Instruments, Inc.	851	130,756
Software 6.0%
Adobe, Inc. (A)	183	66,989
Microsoft Corp.	405	104,016
Oracle Corp.	1,775	124,019
Materials 2.7%		131,277
Chemicals 2.7%
LyondellBasell Industries NV, Class A	1,501	131,277
Real estate 7.8%		381,942
Equity real estate investment trusts 7.8%
American Tower Corp.	472	120,638
Crown Castle International Corp.	1,008	169,727
Lamar Advertising Company, Class A	1,041	91,577

	Yield (%)	Shares	Value
Short-term investments 1.5%			$73,485
(Cost $73,485)
Short-term funds 1.5%			73,485
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(B)	73,485	73,485

Total investments (Cost $5,000,411) 100.0%	$4,901,554
Other assets and liabilities, net 0.0%	2,013
Total net assets 100.0%	$4,903,567

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

The fund had the following country composition as a percentage of net assets on 6-30-22:
United States	89.1%
United Kingdom	3.4%
Canada	2.9%
Switzerland	2.6%
Belgium	2.0%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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